Related Party Balances and Transactions - Amounts due (Details) - Related parties - E-House - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions
Net results for service fee	$ (26,493)	$ (123,010)
Amounts due/(from) to related parties	$ (26,493)	$ (123,010)	$ 2,201,127	$ 129,566